Fair Value (Financial Instruments Carried at Other Than Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Carrying Value
Assets
Mortgage loans	$ 1,218	$ 811
Premiums, reinsurance and other receivables	440	448
Liabilities
Policyholder account balances	784	853
Short term debt	125
Other liabilities	478	438
Estimated Fair Value
Assets
Mortgage loans	1,078	839
Premiums, reinsurance and other receivables	440	448
Liabilities
Policyholder account balances	764	845
Short term debt	125
Other liabilities	478	438
Estimated Fair Value | Level 1
Assets
Mortgage loans	0	0
Premiums, reinsurance and other receivables	0	0
Liabilities
Policyholder account balances	0	0
Short term debt	0
Other liabilities	0	0
Estimated Fair Value | Level 2
Assets
Mortgage loans	0	0
Premiums, reinsurance and other receivables	2	3
Liabilities
Policyholder account balances	0	0
Short term debt	0
Other liabilities	49	2
Estimated Fair Value | Level 3
Assets
Mortgage loans	1,078	839
Premiums, reinsurance and other receivables	438	445
Liabilities
Policyholder account balances	764	845
Short term debt	125
Other liabilities	$ 429	$ 436